RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Leasing Transactions with Related Party	A summary of leasing transactions with SFL in the years ended December 31, 2021, 2020 and 2019 are as follows;

(in thousands of $)	2021	2020	2019
Charter hire paid (principal and interest)	7,830	8,248	11,745
Lease termination receipts	—	3,183	—
Lease interest expense	3,895	4,628	6,940
Contingent rental (income) expense	(3,606)	14,568	(2,607)
Remaining lease obligation	48,466	56,277	87,930

Schedule of Net Amounts Earned (Incurred) From Related Parties
A summary of net amounts earned from (paid to) related parties for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in thousands of $)	2021	2020	2019
Seatankers Management Co. Ltd	1,810	7,844	18,878
SFL	2,555	2,112	1,591
Golden Ocean	3,912	5,630	6,851
Seatankers Management Norway AS	(461)	(515)	(705)
Alta Trading UK Limited	2,942	49,238	3,197
Seadrill Limited	277	348	367
Archer Limited	143	372	418
Flex LNG Ltd	1,637	1,289	1,195
Avance Gas	2,404	880	518
TFG Marine	786	557	—
Front Ocean Management AS	(252)	—	—
Other related parties	208	240	197

Schedule of Balances Due From Related Parties
A summary of balances due from related parties at December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
SFL	3,886	4,835
Seatankers Management Co. Ltd	1,546	3,578
Archer Limited	30	88
Golden Ocean	3,376	2,336
Seadrill Limited	625	25
Alta Trading UK Limited	280	1,263
Flex LNG Ltd	425	366
TFG Marine	199	16
Avance Gas	737	540
Front Ocean Management AS	402	—
Other related parties	170	208
	11,676	13,255

Schedule of Balances Due to Related Parties	A summary of balances due to related parties at December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
SFL	6,878	8,978
Seatankers Management Co. Ltd	2,226	3,147
Golden Ocean	6,016	2,040
Flex LNG Ltd	191	143
TFG Marine	20,605	5,369
Avance Gas	334	176
	36,250	19,853